CONVERTIBLE NOTES PAYABLE	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

9.	CONVERTIBLE NOTES PAYABLE

As of March 31, 2023 and December 31, 2022, the Company had convertible debt outstanding net of amortized debt discount of $3,717,936 and $3,515,752, respectively. During the three months ended March 31, 2023, the Company received net proceeds of $240,000 from convertible notes. During the three months ended March 31, 2022, the Company had proceeds of $550,967 from convertible notes and repaid $5,908 to convertible noteholders. There are debt discounts associated with the convertible debt of $89,147 and $46,798 at March 31, 2023 and December 31, 2022, respectively. For the three months ended March 31, 2023 and 2022, the Company recorded amortization of debt discounts of $17,983 and $44,546, respectively. During the three months ended March 31, 2023, the Company converted $58,800 of convertible debt, $5,873 in accrued interest and $2,000 in penalties and fees into 118,682,378 shares of the Company’s common stock. The Company recognized $123,566 of interest expense and additional paid-in capital to adjust fair value for the debt settlement during the three months ended March 31, 2023.

On September 22, 2022, the Company entered into a security exchange and purchase agreement with its largest lender to consolidate all promissory notes held by it and related accrued interest in exchange for (1) one consolidated senior secured convertible promissory note in the amount of $2,600,000 and (2) 375,000 shares of series X senior convertible preferred stock totaling $1,500,000 with a par value of $0.001, stated value of $4.00, convertible into common shares at a 1:1 conversion rate, non-dilutive and non-voting shares. Prior to conversion, all promissory notes with this lender totaled to $4,791,099 consisting of principal of $3,840,448 and accrued interest of $950,651 resulting in a gain on debt consolidation of $1,397,271.

Convertible notes as of March 31, 2023 and December 31, 2022 are summarized as follows:

	March 31, 2023	December 31, 2022
Convertible notes payable	$3,807,083	$3,562,550
Discounts on convertible notes payable	(89,147)	(46,798)
Total convertible debt less debt discount	3,717,936	3,515,752
Current portion	3,717,936	3,515,752
Long-term portion	$–	$–

The following is a schedule of convertible notes payable as of and for the three months ended March 31, 2023.

Note #	Issuance	Maturity	Principal Balance 12/31/22	New Loan	Principal Conversions	Shares Issued Upon Conversion	Principal Balance 3/31/23	Accrued Interest on Convertible Debt at 12/31/22	Interest Expense On Convertible Debt For the Period Ended 3/31/23	Accrued Interest on Convertible Debt at 3/31/23	Unamortized Debt Discount At 3/31/23
7-1	10/28/2016	10/28/2017	10,000	$–	$(10,000)	23,405,455	$–	$2,263	$–	$–	$–
9	9/12/2016	9/12/2017	50,080	–	–	–	50,080	14,157	2,470	16,627	–
10	1/24/2017	1/24/2018	55,000	–	–	–	55,000	69,876	2,712	72,588	–
10-1	2/10/2023	2/10/2024	–	50,000	–	–	50,000	–	1,007	1,007	–
10-2	3/30/2023	3/30/2024	–	25,000	–	–	25,000	–	10	10	–
29-2	11/8/2019	11/8/2020	36,604	–	–	–	36,604	20,160	2,166	22,326	–
31	8/28/2019	8/28/2020	–	–	–	–	–	8,385	–	8,385	–
37-1	9/3/2020	6/30/2021	113,667	–	–	–	113,667	28,756	5,045	38,801	–
37-2	11/2/2020	8/31/2021	113,167	–	–	–	113,167	27,510	5,023	37,533	–
37-3	12/29/2020	9/30/2021	113,166	–	–	–	113,166	26,474	5,023	36,497	–
38	2/9/2021	2/9/2022	96,000	–	(48,800)	85,276,923	47,200	27,939	3,321	31,260	–
39	4/26/2021	4/26/2022	168,866	–	–	–	168,866	39,684	9,160	48,844	–
40-1	9/22/2022	9/22/23	2,600,000	–	–	10,000,000	2,600,000	71,233	64,110	131,343	–
40-2	11/4/2022	11/4/2023	68,666	–	–	–	68,666	1,072	1,693	2,765	10,253
40-3	11/28/2022	11/28/2023	68,667	–	–	–	68,667	620	1,693	2,313	11,382
40-4	12/21/2022	12/21/2023	68,667	–	–	–	68,667	187	1,693	1,880	12,464
40-5	1/24/2023	1/24/2024	–	90,166	–	–	90,166	–	1,630	1,630	19,387
40-6	3/21/2023	3/21/2024	–	138,167	–	–	138,167	–	379	379	35,661
			$3,562,550	$303,333	$(58,800)	118,682,378	$3,807,083	$338,316	$107,135	$454,188	$89,147

Note 7-1

On October 28, 2016, the Company issued a convertible promissory note in the principal amount of $50,000, which matured on October 28, 2017. Note 7-1 is currently in default and accrues interest at a default interest rate of 20% per annum.

Note 9

On September 12, 2016, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on September 12, 2017. Note 9 is currently in default and accrues interest at a default interest rate of 20% per annum.

Notes 10, 10-1 and 10-2

On January 24, 2017, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on January 24, 2018. Note 10 is currently in default and accrues interest at a default interest rate of 20% per annum. On February 10, 2023, the Company executed a second tranche under this note in the principal amount of $50,000 (Note 10-1). On March 30, 2023, the Company executed a third tranche under this note in the principal amount of $25,000 (Note 10-2). Notes 10-1 and 10-2 accrue interest at a rate of 15% per annum.

Notes 29, 29-1 and 29-2

On May 10, 2019, the Company issued a convertible promissory note in the principal amount of $150,000. On November 8, 2019, this note (Note 29) was purchased by and assigned to an unrelated party. The amount assigned was the existing principal amount of $150,000 and accrued interest of $5,918 which was issued as Note 29-1, plus a new convertible promissory note in the principal amount of $62,367 which was issued as Note 29-2. Note 29-2 is currently in default and accrues interest at a default interest rate of 24% per annum.

Note 31

On August 28, 2019, the Company issued a convertible promissory note in the principal amount of $120,000, which matured on August 28, 2020. Note 31 is currently in default and accrues interest at a default interest rate of 24% per annum.

Notes 37-1, 37-2 and 37-3

On September 3, 2020, the Company issued a convertible promissory note in the principal amount of $200,000, with an original issue discount of $50,000, which could be drawn in several tranches. On September 3, 2020, the Company executed the first tranche in the principal amount of $67,000, less an original issue discount of $17,000, which matured on June 30, 2021 (Note 37-1). On November 2, 2020, the Company executed the second tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on August 31, 2021 (Note 37-2). On December 29, 2020, the Company executed the third tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on September 30, 2021 (Note 37-3). Notes 37-1, 37-2 and 27-3 are currently in default and accrue interest at a default interest rate of 18% per annum.

Note 38

On February 9, 2021, the Company issued a convertible promissory note in the principal amount $103,500, which matured on February 9, 2022. Note 38 is currently in default and accrues interest at a default interest rate of 22% per annum.

Note 39

On April 26, 2021, the Company issued a convertible promissory note in the principal amount $153,500, which matured on May 10, 2022. Note 39 is currently in default and accrues interest at a default interest rate of 22% per annum.

Notes 40-1, 40-2, 40-3, 40-4, 40-5 and 40-6

On September 22, 2022, the Company issued a convertible promissory note in the principal amount of $2,600,000 in exchange for total of $4,791,099 of defaulted promissory notes balances (Note 40-1). On November 4, 2022, the Company executed a second tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-2). On November 28, 2022, the Company executed the third tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-3). On November 28, 2022, the Company executed a fourth tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-4). On January 24, 2023, the Company executed a fifth tranche under this note in the principal amount of $88,6676, less an original issue discount and fee of $25,166 (Note 40-5). On March 21, 2023, the Company executed a sixth tranche under this note in the principal amount of $136,666, less an original issue discount and fee of $39,166 (Note 40-6). All of the Note 40 tranches mature in one year from the note issuance date and accrue interest at a rate of 10% per annum.